Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As at and for the year ended December 31, 2024, the Company has the following related party transactions:

	2024	2023	2022
Directors fees	$8,510	$7,505	$8,970
Salaries, wages, consultants and benefits	535,692	667,229	659,558
Selling and marketing	142,413	70,439	126,920
Stock-based compensation (Note 10)	144,552	188,961	276,207
Software technology development (Note 8)	323,138	248,780	246,016
Closing balance for the year	$1,154,305	$1,182,914	$1,317,671